PORTFOLIO ARCHITECT II
                                                 SUPPLEMENT DATED MAY 9, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2003


(1)  THE COVER OF THE PROSPECTUS IS MODIFIED BY ADDING THE FOLLOWING FUNDS:

          VARIABLE INSURANCE PRODUCTS FUND III
             Dynamic Capital Appreciation Portfolio - Service Class 2 Mid Cap Portfolio - Service Class 2

(2) THE SUMMARY SECTION OF THE PROSPECTUS IS MODIFIED BY REPLACING THE PARAGRAPH ENTITLED "WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?" WITH THE FOLLOWING :


          WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.30% for the Standard Death Benefit, 1.40% for the Step-Up Death Benefit, and 1.60% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


(3)  THE FEE TABLE IS MODIFIED AS FOLLOWS:

          THE INFORMATION CONTAINED IN THE "ANNUAL SEPARATE ACCOUNT CHARGES" IS DELETED AND REPLACED WITH THE FOLLOWING:


          ANNUAL SEPARATE ACCOUNT CHARGES:

          (AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.30% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a maximum charge of 0.20% for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                 STANDARD DEATH      STEP-UP DEATH      ROLL-UP DEATH
                                                     BENEFIT            BENEFIT            BENEFIT
                                                 --------------      -------------      -------------
Mortality and Expense Risk Charge............         1.30%              1.40%              1.60%
Administrative Expense Charge................         0.15%              0.15%              0.15%
Total with No Optional Features Selected.....         1.45%              1.55%              1.75%
Total with E.S.P. only selected..............         1.65%              1.75%              1.95%
Total with GMWB only selected................         2.45%              2.55%              2.75%
Total with E.S.P. and GMWB selected..........         2.65%              2.75%              2.95%

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


(4) THE "CHARGES AND DEDUCTIONS" SECTION OF THE PROSPECTUS IS MODIFIED BY REPLACING THE PARAGRAPH ENTITLED "MORTALITY AND EXPENSE RISK CHARGE" WITH THE
FOLLOWING:



MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.30% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.40% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.60% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.



(5) THE "DEATH BENEFIT" SECTION OF THE PROSPECTUS IS MODIFIED BY REPLACING THE EXISTING DEATH BENEFIT LANGUAGE PRIOR TO THE PARAGRAPH ENTITLED "ENHANCED STEPPED-UP PROVISION ("E.S.P.") WITH THE FOLLOWING:


          Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

          DEATH PROCEEDS BEFORE THE MATURITY DATE

          DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

          (Not available when either Annuitant or owner is age 76 or older on the Contract Date)

          We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

               (1)  the Contract Value on the Death Report Date

               (2)  your adjusted Purchase Payment (see below) or

               (3)  the Step-Up Value (if any, as described below)

          STEP-UP DEATH BENEFIT

          (the only option available when either Annuitant or owner is age 76 or older on the Contract Date)

          We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

               (1)  the Contract Value on the Death Report Date

               (2)  your adjusted Purchase Payment (see below) or

               (3)  the Step-Up Value (if any, as described below)

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


ROLL-UP DEATH BENEFIT

(not available when either the Annuitant or owner is age 76 or older on the Contract Date)

--------------------------------------------------------------------------------

If the Annuitant  dies   o  the Contract Value on the Death Report Date;
before  age  80,   the   o  your adjusted Purchase Payment (see below);
death benefit  will be   o  the Step-Up Value, if any, as described below
the greatest of:         o  the Roll-Up Death Benefit Value (as described below)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

If the Annuitant  dies   o  the Contract Value on the Death Report Date;
on or  after  age  80,   o  your adjusted Purchase Payment (see below) or
the death benefit will   o  the Step-Up Value, if any, as described below, or
be the greatest of:      o  the Roll-Up Death Benefit Value (as described below)
                            on the Annuitant's 80th birthday, plus any
                            additional Purchase Payments and minus any partial
                            surrender reductions (as described below) that occur
                            after the Annuitant's 80th birthday.
--------------------------------------------------------------------------------

ADJUSTED PURCHASE PAYMENT. The initial adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

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


ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The partial surrender reduction equals (1) the adjusted purchase payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted purchase payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted purchase payment as follows:

     50,000 x (10,000/55,000) = 9,090

Your new adjusted purchase payment would be 50,000-9,090, or $40,910.



The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted purchase payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted purchase payment as follows:

     50,000 x (10,000/30,000) = 16,666

Your new adjusted purchase payment would be 50,000-16,666, or $33,334.



STEP-UP AND ROLL-UP VALUE: The partial surrender reduction equals (1) the death benefit (step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

     50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.





















L-19324                                                              May 9, 2003

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